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                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Strategic Allocation Fund (Nov. 27, 2009)               S-6141-99 AF

Effective July 3, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced with the following:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Anwiti Bahuguna, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 2002.

David M. Joy, Portfolio Manager

-    Managed the Fund since May 2010.

-    Joined the investment manager in 2003.

- Vice President, Chief Market Strategist of the investment manager; Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

- AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

Colin Moore, Portfolio Manager

-    Managed the Fund since May 2010.

-    Chief Investment Officer of the investment manager.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

Kent M. Peterson, Ph.D., Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where she worked as an investment professional since 1990.

The rest of the section remains unchanged.

                                                               S-6141-6 A (6/10)